Quarterly Financial Data 10K	6 Months Ended
Jun. 30, 2011
Interim Reporting
Quarterly Financial Information [Text Block]

NOTE 14.  Quarterly Financial Data (Unaudited)

Selected summarized quarterly financial information for fiscal 2010 and 2009 is as follows:

	Year Ended December 31, 2010
	First	Second	Third	Fourth

Revenue	$389,785	$431,894	$633,241	$712,369
Gross margin	$253,930	$296,000	$321,194	$434,099
Unrealized gain (loss) on fair value of warrants, net	$(1,886,692)	$3,567,168	$(1,665,950)	$540,618
Net loss	$(4,529,265)	$724,496	$(5,224,763)	$(3,057,849)
Net loss applicable to common stockholders	$(4,594,788)	$645,706	$(5,732,701)	$(3,121,333)
Net loss per share - basic and diluted	$(0.14)	$0.02	$(0.14)	$(0.08)

	Year Ended December 31, 2009
	First	Second	Third	Fourth

Revenue	$41,838	$68,918	$78,860	$189,757
Gross margin	$26,006	$(55,014)	$11,963	$133,377
Unrealized gain (loss) on fair value of warrants, net	$13,743	$34,325	$(548,451)	$(63,739)
Net loss	$(1,764,057)	$(2,836,659)	$(3,012,482)	$(3,007,290)
Net loss applicable to common stockholders	$(1,799,057)	$(2,873,075)	$(3,056,158)	$(3,070,360)
Net loss per share - basic and diluted	$(0.07)	$(0.11)	$(0.11)	$(0.10)